Equity reserves and long-term incentive plan awards - disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of reserves within equity [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	11,680,170	8,330,820
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.61	$ 1.81
Number of share options granted in share-based payment arrangement | Share	4,790,000	5,653,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 0.66	$ 1.49
Number of share options exercised in share-based payment arrangement | Share		(689,931)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 1.02
Number of share options cancelled/expired in share-based payment arrangement | Share	(7,973,000)	(1,613,719)
Weighted average exercise price of share options cancelled/expired in share-based payment arrangement | $ / shares	$ 1.65	$ 2.43
Number of share options outstanding in share-based payment arrangement at end of period | Share	8,497,170	11,680,170
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 1.04	$ 1.61